Defined Benefit Plan, Amounts Recognized in DOCOMO's Consolidated Balance Sheets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	¥ (118,290)	¥ (113,332)
Prepaid pension cost	39	34
Net amount recognized	¥ (118,251)	¥ (113,298)